SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in United States ("U.S. GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in United States dollars:

The currency of the primary economic environment in which the operations of Sapiens and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of Sapiens and certain subsidiaries.

Sapiens and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income in shareholders' equity.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash, with original maturities of three months or less at acquisition.

e.	Restricted cash:

The Company maintains certain cash amounts restricted as to withdrawal or use. On December 31, 2012, the Company maintained a balance of $ 536 that represents security deposits with respect to leases, restricted due to the lease agreement and security deposits for credit lines from banks.

f.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 15
Motor vehicles	14

Leasehold improvements are amortized by the straight-line method over the term of the lease (including option terms) or the estimated useful life of the improvements, whichever is shorter.

g.	Research and development costs:

Research and development costs incurred in the process of software production before establishment of technological feasibility are charged to expenses as incurred. Costs incurred to develop software to be sold are capitalized after technological feasibility is established in accordance with ASC 985-20, "Software - Costs of Software to be Sold, Leased, or Marketed". Based on the Company's product development process, technological feasibility is established upon completion of a detailed program design.

Costs incurred by the Company between completion of the detailed program design and the point at which the product is ready for general release, have been capitalized.

Capitalized software development costs are amortized commencing with general product release by the straight-line method over the estimated useful life of the software product (between 3-7 years).

h.	Other intangible assets, net:

Technology is amortized over its estimated useful life on a straight-line basis. The acquired customer relationships are amortized over their estimated useful lives in proportion to the economic benefits realized or the straight-linemethod. The weighted averageannual rates for other intangible assets are as follows:

%

Technology	15%
Customer relationships	14%

i.	Impairment of long-lived assets:

The Company's long-lived assets and identifiable intangibles that are subject to amortization are reviewed for impairment in accordance with ASC 360 "Property, Plant, and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During 2010, 2011 and 2012, no impairment losses have been identified.

j.	Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350," Intangibles—Goodwill and Other" goodwill is subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. The Company operates in two reporting units: Sapiens and IDIT.

In September 2011, the FASB issued ASU 2011-08 which amends the rules for testing goodwill for impairment. Under the new rules, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.

The Company early adopted the provisions of ASU 2011-08 for the Company's annual impairment test on the fourth quarter of 2011. This analysis determined that no indicators of impairment existed primarily because (1) the Company's market capitalization has consistently exceeded the Company's book value by a sufficient margin, (2) the Company's overall financial performance has been stable since the acquisition, and (3) forecasts of operating income and cash flows generated by the Company's reporting units appear sufficient to support the book values of the net assets of each reporting unit.

The Company performed annual impairment tests during the fourth quarter of each of 2010, 2011 and 2012 and did not identify any impairment losses.

k.	Revenue recognition:

The Company generates revenues from sales of software licenses which normally include significant implementation services that are considered essential to the functionality of the software license. In addition, the Company generates revenues from post implementation consulting services and maintenance services.

Revenues are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable, and collectability is probable. The Company considers all arrangements with payment terms extending beyond six months from the delivery of the elements not to be fixed or determinable. If the fee is not fixed or determinable, revenue is recognized as payments become due from the customer, provided that all other revenue recognition criteria have been met.

The Company usually sells its software licenses as part of an overall solution offered to a customer that combines the sale of software licenses which normally include significant implementation that is considered essential to the functionality of the license. The Company accounts for revenues from the services (either fixed price or Time and Materials (T&M)) together with the software under contract accounting using the percentage-of-completion method in accordance with ASC 605-35, "Construction-Type and Production-Type Contracts". The percentage of completion method is used when the required services are quantifiable, based on the estimated number of labor hours necessary to complete the project, and under that method revenues are recognized using labor hours incurred as the measure of progress towards completion.

In accordance with ASC 985-605, the Company establishes Vendor Specific Objective Evidence ("VSOE") of fair value of maintenance services (PCS) based on the Bell-Shaped approach and determined VSOE for PCS, based on the price charged when the element is sold separately (that is, the actual renewal rate). The Company's process for establishing VSOE of fair value of PCS is through performance of VSOE compliance test which is an analysis of the entire population of PCS renewal activity for its installed base of customers.

Provisions for estimated losses on contracts in progress are made in the period in which they are first determined, in the amount of the estimated loss on the entire contact. Provisions for estimated losses are presented in accrued expenses and other liabilities.

Maintenance revenue is recognized ratably over the term of the maintenance agreement.

Deferred revenues and customer advances include unearned amounts received under maintenance and support agreements and amounts received from customers, for which revenues have not yet been recognized.

In addition, the Company derives a significant portion of its revenues from post implementation consulting services provided on a "Time and Materials" ("T&M") basis which are recognized as services are performed.

l.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This topic prescribes the use of the asset and liability method, whereby deferred tax asset and liability account balances are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

The Company classifies interest as financial expenses and penalties as selling, marketing, general and administration expenses.

m.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, trade receivables and foreign currency derivative contracts.

The Company's cash and cash equivalents and restricted cash are invested in bank deposits mainly in NIS and dollars. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these banks deposits may be redeemed upon demand and therefore bear minimal risk.

The Company's trade receivables are generally derived from sales to large and solid organizations located mainly in North America, Israel, United Kingdom, Rest of Europe and Asia Pacific. The Company performs ongoing credit evaluations of its customers and to date has not experienced any material losses. In certain circumstances, the Company may require prepayment. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. Provisions for doubtful accounts were recorded in general and administrative expenses.

The Company entered into forward contracts, and option contracts intended to protect against the increase in value of forecasted non-dollar currency cash flows. The derivative instruments hedge a portion of the Company's non-dollar currency exposure.

No off-balance sheet concentrations of credit risk exist.

n.	Accrued severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israel's Severance Pay Law based on the most recent monthly salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month's salary for each year of employment, or a portion thereof. The Company's liability is fully provided by monthly deposits with insurance policies and severance pay funds and by an accrual.

The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or employment agreements. The value of the deposited funds is based on the cash surrendered value of these policies and recorded as an asset in the Company's consolidated balance sheet

In addition, the Company signed on a collective agreement with certain employees, according to which the Company's contributions for severance pay shall be instead of severance compensation and that upon release of the policy to the employee, no additional payments shall be made by the Company to the employee. Generally, the Company, under its sole discretion, pays to these employees the entire liability, irrespective of the collective agreement described per above. Therefore, the net obligation related to those employees is stated on the balance sheet as accrued severance pay.

The Company's agreements with certain employees in Israel are in accordance with Section 14 of the Severance Pay Law, 1963, whereas, the Company's contributions for severance pay shall be instead of its severance liability. Upon contribution of the full amount of the employee's monthly salary, and release of the policy to the employee, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as they are legally released from obligation to employees once the deposit amounts have been paid.

Severance expense for the years 2010, 2011 and 2012 amounted to $ 790, $ 1,514 and $ 2,217, respectively.

o.	Basic and diluted net earnings per share:

Basic net earnings per share are computed based on the weighted average number of common shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of common shares outstanding during each year plus dilutive potential equivalent common shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

p.	Stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation", which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated income statements.

The Company uses the Binomial Lattice ("Binomial model") option-pricing model to estimate the fair value for any options granted. The Binomial model takes into account variables such as volatility, dividend yield rate, and risk free interest rate and also allows for the use of dynamic assumptions and considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting, based on the straight-line basis over the requisite service period of the award, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The fair value of each option granted in 2010, 2011 and 2012 using the Binomial model, is estimated on the date of grant with the following assumptions:

	Year ended December 31,
	2010	2011	2012

Contractual life	6 years	6 years	6 years
Expected exercise factor (weighted average)	2.5	2.5	2.8
Dividend yield	0%	0%	0%
Expected volatility (weighted average)	66%	70%	60%
Risk-free interest rate	2.3%-2.8%	0.1%-1.2%	0.2%-1.0%

The risk-free interest rate assumption is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term as of the Company's employee stock options. The dividend yield assumption is based on the Company's historical and expectation of future dividend payouts. The expected life of options granted is derived from the output of the option valuation model and represents the period of time the options are expected to be outstanding. The expected exercise factor is based on industry acceptable rates since no actual historical behavior by option holders exists. Expected volatility is based on the historical volatility of the Company.

Stock-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as an expense on a straight-line basis over the requisite service period for each of the awards.

q.	Fair value of financial instruments:

ASC 820, "Fair Value Measurements and Disclosures", defines fair value as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 -	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 -	Unobservable inputs for the asset or liability.

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The carrying amounts of cash and cash equivalents, restricted cash, accounts receivable, and accounts payable approximate fair value due to the short-term maturities of such instruments.

r.	Derivatives and hedging:

The Company enters into option contracts and forward contracts to hedge certain transactions denominated in foreign currencies. The purpose of the Company's foreign currency hedging activities is to protect the Company from risk that the eventual dollar cash flows from international activities will be adversely affected by changes in the exchange rates. The Company's option and forward contracts do not qualify as hedging instruments under ASC 815. Changes in the fair value of option strategies are reflected in the consolidated statements of income as financial income or expense.

In 2010, 2011 and 2012, the Company entered into option strategies contracts in the notional amounts of $ 1,409, $ 1,979 and $ 10,408, respectively that converted a portion of its floating currency liabilities to a fixed rate basis for a twelve-month period, thus reducing the impact of the currency changes on the Company's cash flow. In addition, in 2011 and 2012 the Company entered into forward contracts in the notional amounts of $5,750 and $ 1,734, respectively, that converted a portion of its floating currency liabilities to a fixed rate basis for a twelve-month period, thus reducing the impact of the currency changes on the Company's cash flow.

As of December 31, 2011 and 2012, the Company had outstanding options and forward contracts, in the notional amount of $3,900 and $7,520, respectively.

In 2010, 2011 and 2012, the Company recorded a loss of $ 67 and income of $ 27 and $ 97, respectively, with respect to the above transactions, presented in the statements of income as financial income or expense, net.

s.	Treasury shares:

In prior years and in 2012 the Company repurchased certain of its common shares and holds such shares as treasury shares. The Company presents the cost to repurchase treasury stock as a reduction of shareholders’ equity.

t.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC No. 220, "Comprehensive Income". Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders.

u.	Impact of recently issued accounting standards:

In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income." Under ASU 2013-02, an entity is required to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income ("AOCI") by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. ASU 2013-02 is effective for the Company as of January 1, 2013. Since this standard only impacts presentation and disclosure requirements, its adoption will not have a material impact on the Company's consolidated results of operations or financial condition.